Accounts Receivable net - Accounts Receivable Lessen By Provision for Doubtful Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Net
Accounts receivable	$ 19,959	$ 12,786
Less: Provision for credit losses	(2,990)	(1,495)	$ (1,495)	$ (1,495)
Accounts receivable, net	$ 16,969	$ 11,291